Debt - Net payments/Proceeds on Other Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Disclosure [Abstract]
Proceeds from (Repayments of) Short-term Debt	$ (200)	$ 300	$ (61)
Repayments of Lines of Credit	0	0	(246)
Proceeds from Issuance of Long-term Debt	1,000	0	2,725
Repayments of Long-term Debt	(751)	(3,357)	(1,495)
Proceeds from (Repayments of) Other Debt	$ 49	$ (3,057)	$ 923